THE HENNESSY
                               MUTUAL FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2001

                          (HENNESSY MUTUAL FUNDS LOGO)

                                    Hennessy
                                  Mutual Funds

                        THE HENNESSY MUTUAL FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                1 (415) 899-1555
                                1 (800) 966-4354
                      Email: fundsinfo@hennessy-funds.com
                     Webpage: http://www.hennessy-funds.com
                          Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX
                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX

                        THE HENNESSY MUTUAL FUNDS, INC.

                                                                        May 2001

Dear Shareholder:

I decided to manage the Cornerstone Funds because their strategies fit into my unwavering philosophy that using a formula to invest in quality companies over time will yield returns. The behavior of the average investor and of the financial markets this past year has proved me right. During the first half of our fiscal year (October 1, 2000 to March 31, 2001) the S& P 500 Index and the Russell 2000 Index fell -18.75% and -12.91% respectively, as investors tried to minimize their losses in the very volatile technology sector. I can imagine how short-term investors must be feeling, perhaps betrayed by the promise of ever-higher returns. The technology stocks rose to unparalleled highs as recently as March of 2000 - only to fall to unparalleled lows in our current market environment. Is it time to jump back on the technology horseo I don't think so. As a value investor, I believe that only investing with the discipline of set strategies will bring beneficial results in the long run.

As you will see in this semi-annual report (the first six months of our fiscal year October 1, 2000 to March 31, 2001), our Cornerstone strategies survived the financial markets fallout. During this six-month period, when the markets returned to value investing, our Cornerstone Value fund gained 11.22% (please see page 7). We attribute this gain to large cap value stocks finding favor again. Although the Cornerstone Growth fund had some bumps the first six months of this fiscal year, with it's return for such time period being down -10.95% (please see page 6), it was able to produce a positive return of 5.30% for the twelve months ended December 31, 2000 and 0.94% return for the first three months of 2001 ending on March 31, 2001.

That is why I feel so confident and satisfied with all the Funds we manage. I believe that they are poised for the future with strong empirical evidence to support their disciplined formulas, and I believe that over time those formulas will continue to perform. Of course the markets will rise and fall, but I believe our Cornerstone Funds will remain consistent.

Thank you for continuing to choose Hennessy Funds as part of your investment portfolio.

Best Wishes,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

Please visit us at www.hennessy-funds.com to see what's new.

Average Annual Total Returns as of March 31, 2001:
--------------------------------------------------

                                          1 Year         Since Inception
                                          ------         ---------------
                                                         (inception date)
   Hennessy Cornerstone Value Fund        20.35%     8.85% (November 1, 1996)
   Hennessy Cornerstone Growth Fund       -3.90%    17.10% (November 1, 1996)
   S&P 500 Index                         -21.68%    13.55% (November 1, 1996)
   Russell 2000 Index                    -15.33%     7.93% (November 1, 1996)

Past performance is not an indication of future returns. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested in the Funds.

The S&P 500 Index is an unmanaged capitalization-weighted index generally representative of the market for the stocks of large U.S. companies across the broad domestic economy. The Russell 2000 Index, an unmanaged index, consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. You cannot invest directly in an index.

The Funds may hold securities of foreign companies, which may involve volatility, as well as political, economic and currency risks.

Quasar Distributors, LLC, Distributor.

For use only when accompanied or preceded by a current prospectus.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

                                                   HENNESSY          HENNESSY
                                                  CORNERSTONE      CORNERSTONE
                                                  GROWTH FUND       VALUE FUND
                                                  -----------       ----------
ASSETS:
Investments, at value (cost $146,263,701
  and $19,480,384 respectively)                  $149,930,298      $19,884,734
Receivable for investment securities sold             538,074          532,596
Income receivable                                     120,138          118,706
Receivable for Fund shares sold                        43,848               --
Organization costs, net of
  accumulated amortization                              2,726            2,741
Other assets                                           32,592           28,437
                                                 ------------      -----------
     Total Assets                                 150,667,676       20,567,214
                                                 ------------      -----------

LIABILITIES:
Payable to Adviser                                     93,843           13,743
Payable for Fund shares redeemed                      338,240               --
Payable to Custodian                                       --          184,098
Accrued expenses and other payables                   174,011           42,616
                                                 ------------      -----------
     Total Liabilities                                606,094          240,457
                                                 ------------      -----------
NET ASSETS                                       $150,061,582      $20,326,757
                                                 ------------      -----------
                                                 ------------      -----------

NET ASSETS CONSIST OF:
Capital stock                                    $135,866,903      $23,208,603
Accumulated undistributed net
  investment income (loss)                           (472,687)         173,576
Accumulated undistributed net realized
  gains (losses) on investments                    11,000,769       (3,459,772)
Unrealized net appreciation on investments          3,666,597          404,350
                                                 ------------      -----------
     Total Net Assets                            $150,061,582      $20,326,757
                                                 ------------      -----------
                                                 ------------      -----------

Shares authorized ($.0001 par value)           25,000,000,000   25,000,000,000
Shares issued and outstanding                      10,732,750        1,799,529
Net asset value, offering price and
  redemption price per share                     $      13.98      $     11.30
                                                 ------------      -----------
                                                 ------------      -----------

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

                                                   HENNESSY       HENNESSY
                                                 CORNERSTONE    CORNERSTONE
                                                 GROWTH FUND     VALUE FUND
                                                 -----------     ----------
INVESTMENT INCOME:
Dividend income                                  $    264,610    $  374,333*<F1>
Interest income                                        92,593        13,250
Other Income                                           45,072        16,317
                                                 ------------    ----------
          Total investment income                     402,275       403,900
                                                 ------------    ----------

EXPENSES:
Investment advisory fees                              581,411        72,400
Administration fees                                    62,855        13,996
Fund accounting fees                                   20,183        11,348
Custody fees                                           19,827         8,094
Federal and state registration fees                    30,711        10,582
Audit fees                                              6,472         7,986
Legal fees                                              9,234         6,242
Reports to shareholders                                10,024         1,054
Amortization of organization costs                      2,726         2,726
Directors' fees and expenses                            1,974         2,575
Transfer agent fees                                   125,598        34,965
Interest expense                                          506           128
Other                                                   3,441         1,229
                                                 ------------    ----------
          Total expenses                              874,962       173,325
                                                 ------------    ----------
NET INVESTMENT INCOME (LOSS)                         (472,687)      230,575
                                                 ------------    ----------

REALIZED AND UNREALIZED GAINS (LOSSES):
     Net realized gains on investments             11,309,513       743,836
     Change in unrealized appreciation or
       depreciation on investments                (31,016,347)      798,855
                                                 ------------    ----------
          Net gain (loss) on investments          (19,706,834)    1,542,691
                                                 ------------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(20,179,521)   $1,773,266
                                                 ------------    ----------
                                                 ------------    ----------

*<F1>  Net of Foreign Taxes Withheld of $7,414

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      HENNESSY CORNERSTONE GROWTH FUND         HENNESSY CORNERSTONE VALUE FUND
                                                    -------------------------------------   -------------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                     MARCH 31, 2001    SEPTEMBER 30, 2000    MARCH 31, 2001    SEPTEMBER 30, 2000
                                                    ---------------    ------------------   ----------------   ------------------
                                                      (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                      $   (472,687)       $ (1,483,925)        $   230,575         $   482,869
   Net realized gain (loss) from
     security transactions                             11,309,513          44,709,165             743,836          (2,215,138)
   Change in unrealized appreciation or
     depreciation on investments                      (31,016,347)         25,514,702             798,855           2,013,424
                                                     ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     resulting from operations                        (20,179,521)         68,739,942           1,773,266             281,155
                                                     ------------        ------------         -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                  --                  --            (240,506)           (864,771)
   From net realized gains from
     security transactions                            (32,714,728)                 --                  --          (2,378,765)
                                                     ------------        ------------         -----------         -----------
   Total distributions                                (32,714,728)                 --            (240,506)         (3,243,536)
                                                     ------------        ------------         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                           14,719,830          45,456,732           8,127,459           6,372,054
   Shares issued in exchange for
     Aggressive Growth Fund                                    --          12,990,988                  --                  --
   Shares issued in exchange for
     Dogs of the Market Fund                                   --                  --                  --           6,406,260
   Shares issued to holders in
     reinvestment of dividends                         31,234,822                  --             227,634           3,100,393
   Cost of shares redeemed                            (25,525,879)        (65,432,829)         (7,042,514)        (21,739,958)
                                                     ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     derived from capital share transactions           20,428,773          (6,985,109)          1,312,579          (5,861,251)
                                                     ------------        ------------         -----------         -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                       (32,465,476)         61,754,833           2,845,339          (8,823,632)

NET ASSETS:
   Beginning of year                                  182,527,058         120,772,225          17,481,418          26,305,050
                                                     ------------        ------------         -----------         -----------
   End of year                                       $150,061,582        $182,527,058         $20,326,757         $17,481,418
                                                     ------------        ------------         -----------         -----------
                                                     ------------        ------------         -----------         -----------
   UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS), END OF PERIOD                    $   (472,687)                 --         $   173,576         $   183,507
                                                     ------------        ------------         -----------         -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                          1,000,215           2,771,896             700,198             634,002
   Shares issued in exchange for
     Aggressive Growth Fund                                    --             734,784                  --                  --
   Shares issued in exchange for
     Dogs of the Market Fund                                   --                  --                  --             690,330
   Shares issued to holders as
     reinvestment of dividends                          2,146,723                  --              20,619             304,557
   Shares redeemed                                     (1,785,080)         (3,909,539)           (619,817)         (2,140,912)
                                                     ------------        ------------         -----------         -----------
   Net increase (decrease) in shares outstanding        1,361,858            (402,859)            101,000            (512,023)
                                                     ------------        ------------         -----------         -----------
                                                     ------------        ------------         -----------         -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                          HENNESSY CORNERSTONE GROWTH FUND
                                                      -------------------------------------------------------------------------
                                                                                                                    NOVEMBER 1,
                                                      SIX MONTHS                                                    1996(1)<F2>
                                                         ENDED                                                        THROUGH
                                                       MARCH 31,              YEAR ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                         2001            2000           1999            1998            1997
                                                     -------------  -------------   -------------  -------------   -------------
                                                      (UNAUDITED)
PER SHARE DATA:
   Net asset value, beginning of period                 $19.48          $12.36          $9.57          $15.30          $10.00
                                                        ------          ------         ------          ------          ------

   Income from investment operations:
      Net investment loss                                (0.05)          (0.16)         (0.09)          (0.07)          (0.02)
      Net realized and unrealized gains
        (losses) on investments                          (1.95)           7.28           2.88           (3.88)           5.32
                                                        ------          ------         ------          ------          ------
           Total from investment operations              (2.00)           7.12           2.79           (3.95)           5.30
                                                        ------          ------         ------          ------          ------

   Less Distributions:
      From net investment income                            --              --             --              --              --
      From net realized gains                            (3.50)             --             --           (1.78)             --
                                                        ------          ------         ------          ------          ------
           Total distributions                           (3.50)             --             --           (1.78)             --
                                                        ------          ------         ------          ------          ------
   Net asset value, end of period                       $13.98          $19.48         $12.36           $9.57          $15.30
                                                        ------          ------         ------          ------          ------
                                                        ------          ------         ------          ------          ------

TOTAL RETURN                                           (10.95%)(2)      57.61%         29.15%         (27.63%)         53.05%(2)
                                                               <F3>                                                          <F3>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)                 $150.1          $182.5         $120.8           $80.4           $91.3
   Ratio of net expenses
     to average net assets:
      Before expense reimbursement                       1.12%(3)        1.18%          1.15%           1.16%           1.63%(3)
                                                              <F4>                                                           <F4>
      After expense reimbursement                        1.12%(3)        1.18%          1.15%           1.16%           1.56%(3)
                                                              <F4>                                                           <F4>
   Ratio of net investment loss
     to average net assets:
      Before expense reimbursement                      (0.60%)(3)      (0.90%)        (0.84%)         (0.86%)         (1.19%)(3)
                                                               <F4>                                                           <F4>
      After expense reimbursement                       (0.60%)(3)      (0.90%)        (0.84%)         (0.86%)         (1.12%)(3)
                                                               <F4>                                                           <F4>
   Portfolio turnover rate                              92.42%          95.28%        125.19%         119.98%          15.52%

(1)<F2>   Commencement of operations.
(2)<F3>   Not annualized.
(3)<F4>   Annualized.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                           HENNESSY CORNERSTONE VALUE FUND
                                                      -------------------------------------------------------------------------
                                                                                                                    NOVEMBER 1,
                                                      SIX MONTHS                                                    1996(1)<F5>
                                                         ENDED                                                        THROUGH
                                                       MARCH 31,              YEAR ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                         2001            2000           1999            1998            1997
                                                     -------------  -------------   -------------  -------------   -------------
                                                      (UNAUDITED)
PER SHARE DATA:
   Net asset value, beginning of period                 $10.29          $11.90         $10.84          $11.50          $10.00
                                                        ------          ------         ------          ------          ------

   Income from investment operations:
      Net investment income                               0.13            0.32           0.33            0.21            0.15
      Net realized and unrealized gains
        (losses) on investments                           1.02           (0.18)          1.49           (0.70)           1.37
                                                        ------          ------         ------          ------          ------
           Total from investment operations               1.15            0.14           1.82           (0.49)           1.52
                                                        ------          ------         ------          ------          ------

   Less Distributions:
      From net investment income                         (0.14)          (0.47)         (0.26)          (0.17)          (0.02)
      From net realized gains                               --           (1.28)         (0.50)             --              --
                                                        ------          ------         ------          ------          ------
           Total distributions                           (0.14)          (1.75)         (0.76)          (0.17)          (0.02)
                                                        ------          ------         ------          ------          ------
   Net asset value, end of period                       $11.30          $10.29         $11.90          $10.84          $11.50
                                                        ------          ------         ------          ------          ------
                                                        ------          ------         ------          ------          ------

TOTAL RETURN                                            11.22%(2)        1.30%         17.12%          (4.32%)         15.21%(2)
                                                              <F6>                                                           <F6>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)                  $20.3           $17.5          $26.3           $21.9           $13.5
   Ratio of net expenses
     to average net assets:
      Before expense reimbursement                       1.77%(3)        1.85%          1.38%           1.45%           2.66%(3)
                                                              <F7>                                                           <F7>
      After expense reimbursement                        1.77%(3)        1.85%          1.38%           1.45%           1.85%(3)
                                                              <F7>                                                           <F7>
   Ratio of net investment income
     to average net assets:
      Before expense reimbursement                       2.36%(3)        2.36%          2.58%           2.12%           1.93%(3)
                                                              <F7>                                                           <F7>
      After expense reimbursement                        2.36%(3)        2.36%          2.58%           2.12%           2.73%(3)
                                                              <F7>                                                           <F7>
   Portfolio turnover rate                              76.24%          86.13%        122.79%          51.56%           2.01%

(1)<F5>   Commencement of operations.
(2)<F6>   Not annualized.
(3)<F7>   Annualized.

                     See notes to the financial statements.

HENNESSY CORNERSTONE GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

  NUMBER
OF SHARES                                                           VALUE
---------                                                           -----
              COMMON STOCKS -- 99.40%

              APPAREL AND ACCESSORY STORES -- 1.68%
    62,700    Footstar, Inc.*<F8>                                 $  2,517,405
                                                                  ------------

              BUILDING CONSTRUCTION GENERAL CONTRACTORS AND
                OPERATIVE BUILDERS -- 21.29%
    77,600    Beazer Homes USA, Inc.*<F8>                            3,049,680
   141,025    D.R. Horton, Inc.                                      2,982,679
    85,600    Lennar Corporation+<F9>                                3,412,016
   103,650    M.D.C. Holdings, Inc.                                  4,078,627
    83,300    Meritage Corporation*<F8>                              2,459,016
    25,100    NVR, Inc.*<F8>                                         4,091,300
    73,600    Pulte Corporation                                      2,974,176
    76,200    The Ryland Group, Inc.                                 3,162,300
   132,800    Standard Pacific Corp.                                 2,802,080
    75,900    Toll Brothers, Inc.*<F8>                               2,922,150
                                                                  ------------
                                                                    31,934,024
                                                                  ------------

              BUSINESS SERVICES -- 2.76%
    90,000    Rent-A-Center, Inc.*<F8>+<F9>                          4,134,375
                                                                  ------------

              CHEMICALS AND ALLIED PRODUCTS -- 2.57%
   482,200    Methanex Corporation*<F8>                              3,857,600
                                                                  ------------

              DEPOSITORY INSTITUTIONS -- 1.83%
    98,700    Golden State Bancorp Inc.                              2,751,756
                                                                  ------------

              EATING AND DRINKING PLACES -- 4.37%
   170,612    CBRL Group, Inc.                                       3,103,006
   139,100    RARE Hospitality International, Inc.*<F8>              3,460,112
                                                                  ------------
                                                                     6,563,118
                                                                  ------------

              ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT -- 2.12%
    40,300    L-3 Communications Holdings, Inc.*<F8>                 3,181,685
                                                                  ------------

              ELECTRIC, GAS, AND SANITARY SERVICES -- 9.99%
   213,100    Allied Waste Industries, Inc.*<F8>                     3,341,408
    55,400    Dynegy Inc.                                            2,825,954
    43,300    El Paso Corporation                                    2,827,490
    68,700    PPL Corporation                                        3,020,052
    92,100    Western Gas Resources, Inc.+<F9>                       2,970,225
                                                                  ------------
                                                                    14,985,129
                                                                  ------------

              FOOD AND KINDRED PRODUCTS -- 3.64%
    96,200    Dreyer's Grand Ice Cream, Inc.                         2,495,188
    78,000    The Pepsi Bottling Group, Inc.                         2,964,780
                                                                  ------------
                                                                     5,459,968
                                                                  ------------

              GENERAL MERCHANDISE STORES -- 1.84%
   200,300    Venator Group, Inc.*<F8>                               2,764,140
                                                                  ------------

              HEALTH SERVICES -- 10.73%
   379,100    Beverly Enterprises, Inc.*<F8>                         3,032,800
   228,900    Caremark Rx, Inc.*<F8>+<F9>                            2,984,856
   116,300    Coventry Health Care, Inc.*<F8>                        1,926,219
    30,400    Express Scripts, Inc.*<F8>                             2,635,072
    69,800    Tenet Healthcare Corporation*<F8>                      3,071,200
    27,800    Universal Health Services, Inc.*<F8>                   2,454,740
                                                                  ------------
                                                                    16,104,887
                                                                  ------------

              INDUSTRIAL AND COMMERCIAL MACHINERY AND
                COMPUTER EQUIPMENT -- 1.98%
   136,700    Stewart & Stevenson Services, Inc.                     2,973,225
                                                                  ------------

              INSURANCE CARRIERS -- 10.64%
    68,200    AdvancePCS*<F8>+<F9>                                   3,700,916
   118,500    Health Net Inc.*<F8>                                   2,442,285
   156,700    Mid Atlantic Medical Services, Inc.*<F8>               3,181,010
    65,300    Nationwide Financial Services, Inc.+<F9>               2,480,094
    78,600    Oxford Health Plans, Inc.*<F8>                         2,102,550
    39,900    Trigon Healthcare, Inc.*<F8>                           2,054,850
                                                                  ------------
                                                                    15,961,705
                                                                  ------------

              MEASURING, ANALYZING AND CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
                MEDICAL AND OPTICAL GOODS; WATCHES AND CLOCKS -- 1.71%
   118,208    Esterline Technologies Corporation*<F8>                2,571,024
                                                                  ------------

              OIL & GAS EXTRACTION -- 2.18%
    54,600    Barrett Resources Corporation*<F8>                     3,278,730
                                                                  ------------

              RUBBER AND MISCELLANEOUS PRODUCTS -- 1.88%
   113,500    Reebok International Ltd.*<F8>                         2,821,610
                                                                  ------------

              TOBACCO PRODUCTS -- 2.38%
    63,700    R.J. Reynolds Tobacco Holdings, Inc.+<F9>              3,573,570
                                                                  ------------

              TRANSPORTATION BY AIR -- 3.60%
   150,450    Frontier Airlines, Inc*<F8>                            1,833,609
   144,100    Offshore Logistics, Inc.*<F8>+<F9>                     3,575,481
                                                                  ------------
                                                                     5,409,090
                                                                  ------------

              TRANSPORTATION EQUIPMENT -- 1.95%
    59,700    Newport News Shipbuilding Inc.                         2,919,330
                                                                  ------------

              WHOLESALE TRADE-DURABLE GOODS -- 1.93%
   174,900    Owens & Minor, Inc.                                    2,891,097
                                                                  ------------

              WHOLESALE TRADE-NON-DURABLE GOODS -- 8.33%
    61,500    AmeriSource Health Corporation*<F8>+<F9>               3,016,575
    31,200    Cardinal Health, Inc.+<F9>                             3,018,600
    60,500    Performance Food Group Company*<F8>                    3,176,250
    89,600    Henry Schein, Inc.*<F8>+<F9>                           3,292,800
                                                                  ------------
                                                                    12,504,225
                                                                  ------------
              TOTAL COMMON STOCKS (Cost $145,491,096)              149,157,693
                                                                  ------------

PRINCIPAL
  AMOUNT
---------
              VARIABLE RATE DEMAND NOTES#<F10> -- 0.51%
  $772,605    Firstar Bank, 4.81%                                      772,605
                                                                  ------------
              TOTAL VARIABLE RATE DEMAND NOTES (Cost $772,605)         772,605
                                                                  ------------
              TOTAL INVESTMENTS -- 99.91% (Cost $146,263,701)      149,930,298
                                                                  ------------
              Other Assets and Liabilities, Net -- 0.09%               131,284
                                                                  ------------
              NET ASSETS -- 100.00%                               $150,061,582
                                                                  ------------
                                                                  ------------

*<F8>   Non-income producing security
+<F9>   Securities in whole or in part on loan.
#<F10> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2001.

                     See notes to the financial statements.

HENNESSY CORNERSTONE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
              COMMON STOCKS -- 97.83%

              CHEMICALS & ALLIED PRODUCTS -- 7.05%
    12,000    The Dow Chemical Company+<F11>                       $   378,840
     8,400    E.I. du Pont de Nemours and Company                      341,880
    12,300    Imperial Chemical Industries p.l.c. - ADR                302,703
     8,900    PPG Industries, Inc.                                     410,201
                                                                   -----------
                                                                     1,433,624
                                                                   -----------

              COMMERCIAL BANKS-NOT CHARTERED -- 3.25%
     4,800    National Australia Bank Limited - ADR+<F11>              336,528
    10,400    Westpac Banking Corporation Limited - ADR                322,192
                                                                   -----------
                                                                       658,720
                                                                   -----------

              COMMUNICATIONS -- 8.38%
    17,500    AT&T Corp.                                               372,750
     3,900    British Telecommunications p.l.c. - ADR+<F11>            289,770
    19,400    Compania Anonima Nacional
                Telefonos de Venezuela - ADR                           377,330
    24,400    Telecom Argentina Stet - France
                Telecom S.A. - ADR+<F11>                               380,640
    11,900    Telefonica de Argentina S.A. - ADR+<F11>                 282,863
                                                                   -----------
                                                                     1,703,353
                                                                   -----------

              FOOD AND KINDRED PRODUCTS -- 6.86%
    15,400    ConAgra Foods, Inc.                                      280,896
     9,000    Diageo p.l.c. - ADR                                      364,050
     8,500    H.J. Heinz Company                                       341,700
    15,100    Kellogg Company                                          408,153
                                                                   -----------
                                                                     1,394,799
                                                                   -----------

              FOOD STORES -- 2.36%
    15,100    Albertson's, Inc.                                        480,482
                                                                   -----------

              FORESTRY -- 2.02%
     8,100    Weyerhaeuser Company                                     411,399
                                                                   -----------

              FURNITURE & FIXTURES -- 2.26%
    17,300    Newell Rubbermaid Inc.                                   458,450
                                                                   -----------

              GENERAL MERCHANDISE STORES -- 2.30%
    13,200    The May Department Stores Company                        468,336
                                                                   -----------

              HOLDING COMPANIES -- 1.90%
    45,500    Tomkins p.l.c. - ADR                                     386,750
                                                                   -----------

              INDUSTRIAL AND COMMERCIAL MACHINERY AND
                COMPUTER EQUIPMENT -- 4.05%
     9,000    Caterpillar Inc.                                         399,420
    12,200    Pitney Bowes Inc.+<F11>                                  423,950
                                                                   -----------
                                                                       823,370
                                                                   -----------

              MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS; PHOTOGRAPHIC
                MEDICAL AND OPTICAL GOODS; WATCHES AND CLOCKS -- 3.61%
     9,600    Eastman Kodak Company+<F11>                              382,944
    58,700    Xerox Corporation                                        351,613
                                                                   -----------
                                                                       734,557
                                                                   -----------

              NATIONAL COMMERCIAL BANKS -- 20.70%
    17,000    ABN AMRO Holding NV - ADR                                311,950
    25,800    AmSouth Bancorporation                                   433,698
     8,760    Bank of America Corporation                              479,610
     7,000    Comerica Incorporated                                    430,500
    14,380    First Union Corporation                                  474,540
    10,710    FleetBoston Financial Corporation                        404,302
    14,500    National City Corporation                                387,875
    17,300    U.S. Bancorp                                             401,360
    11,220    Union Planters Corporation                               431,858
     7,500    Wachovia Corporation                                     451,875
                                                                   -----------
                                                                     4,207,568
                                                                   -----------

              OIL AND GAS EXTRACTION -- 2.11%
    17,300    Occidental Petroleum Corporation                         428,175
                                                                   -----------

              PETROLEUM REFINING AND RELATED INDUSTRIES -- 3.91%
     4,700    Chevron Corporation+<F11>                                412,660
    14,200    USX-Marathon Group                                       382,690
                                                                   -----------
                                                                       795,350
                                                                   -----------

              RAILROAD TRANSPORTATION -- 4.83%
    15,200    CSX Corporation+<F11>                                    512,240
    28,000    Norfolk Southern Corporation                             468,720
                                                                   -----------
                                                                       980,960
                                                                   -----------

              STATE COMMERCIAL BANKS -- 2.08%
    14,900    Regions Financial Corporation                            423,719
                                                                   -----------

              STONE, CLAY, GLASS, & CONCRETE PRODUCTS -- 3.76%
    19,600    Cemex S.A. de C.V. - ADR                                 421,400
    11,900    Hanson p.l.c. - ADR+<F11>                                342,720
                                                                   -----------
                                                                       764,120
                                                                   -----------

              TOBACCO PRODUCTS -- 3.99%
    24,700    British American Tobacco p.l.c. - ADR+<F11>              376,675
     9,140    Philip Morris Companies Inc.                             433,693
                                                                   -----------
                                                                       810,368
                                                                   -----------

              TRANSPORTATION & LEISURE -- 1.42%
     6,300    British Airways p.l.c. - ADR                             288,225
                                                                   -----------

              TRANSPORTATION EQUIPMENT -- 8.32%
     8,400    DaimlerChrysler AG+<F11>                                 374,472
    16,270    Ford Motor Company                                       457,512
     6,800    General Motors Corporation+<F11>                         352,580
     8,900    Textron, Inc.                                            505,876
                                                                   -----------
                                                                     1,690,440
                                                                   -----------

              WHOLESALE TRADE - DURABLE -- 2.67%
    14,100    De Beers - ADR+<F11>                                     541,969
                                                                   -----------
              TOTAL COMMON STOCKS (Cost $19,480,384)                19,884,734
                                                                   -----------
              TOTAL INVESTMENTS -- 97.83% (Cost $19,480,384)        19,884,734
                                                                   -----------
              Other Assets and Liabilities, Net -- 2.17%               442,023
                                                                   -----------
              NET ASSETS -- 100.00%                                $20,326,757
                                                                   -----------
                                                                   -----------

+<F11>  Securities in whole or in part on loan.
ADR - American Depository Receipts

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1).  ORGANIZATION

     The Hennessy Cornerstone Growth Fund, formerly O'Shaughnessy Cornerstone Growth Fund, and Hennessy Cornerstone Value Fund, formerly O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of The Hennessy Mutual Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

a). Security Valuation -- The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

b). Federal Income Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c). Security Transactions, Dividends and Distributions -- Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

d). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e). Deferred Organization Costs -- The Funds have each incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

3).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Hennessy Advisors, Inc. (the"Manager") was named the investment manager as of June 30, 2000, replacing O'Shaughnessy Capital Management, Inc. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

     Firstar Mutual Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to Firstar Mutual Fund Services, LLC for the six months ended March 31, 2001 were $62,855 and $13,996 for Cornerstone Growth and Cornerstone Value Funds, respectively.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

4).  PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $146,186,324 and $160,473,556, respectively.

     For the six months ended March 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $15,693,640 and $14,647,173, respectively.

5).  SECURITIES LENDING

     At March 31, 2001, the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $6,887,917 and $3,972,869 to certain brokers, dealers and other financial institutions, with the Fund's custodian acting as lending agent. For collateral, the Funds received $7,069,800 and $4,117,800, respectively, in the form of commercial paper and other short term investments. This represents an amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Funds, of lending their securities, are that the borrower may not provide additional collateral when required or return the securities when due.

6).  INCOME TAXES

     At March 31, 2001, the cost of securities for income tax purposes in the Cornerstone Growth Fund was approximately $146,565,454. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation                    $11,642,482
     Gross unrealized depreciation                     (8,277,638)
                                                      -----------
        Net unrealized appreciation                   $ 3,364,844
                                                      -----------
                                                      -----------

     At March 31, 2001, the cost of securities for income tax purposes in the Cornerstone Value Fund was approximately $20,090,947. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation                    $ 1,862,837
     Gross unrealized depreciation                     (2,069,050)
                                                      -----------
          Net unrealized depreciation                 $  (206,213)
                                                      -----------
                                                      -----------

     Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing tax treatment of wash sales.

     At September 30, 2000, Cornerstone Value Fund had tax basis capital losses of $1,141,777, including$142,288 which arose on the merger of Dogs of the Market Fund, which may be carried over to offset future capital gains. Such losses expire September 30, 2007 through September 30, 2008.

     At September 30, 2000, Cornerstone Value Fund has deferred capital losses occurring subsequent to October 31, 1999 of $2,451,268. For tax purposes, such losses will be reflected in the year ending September 30, 2001.

7).  LINE OF CREDIT

     Effective October 31, 2000, Cornerstone Growth Fund and Cornerstone Value Fund opened $2,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, Firstar Bank, N.A. The credit facility requires the payment of a commitment fee equal to .10% per annum on the daily unused portion of the credit facility, payable monthly.

INVESTMENT ADVISER
   Hennessy Advisors, Inc.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   Firstar Bank, N.A.
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

DIRECTORS
   Neil J. Hennessy
   Robert T. Doyle
   J. Dennis DeSousa
   Harry F. Thomas

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   PricewaterhouseCoopers LLP
   1177 Avenue of the Americas
   New York, NY  10036

DISTRIBUTOR
   Quasar Distributors, LLC
   615 East Michigan Street
   Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.